Property and equipment (Detail) (USD $)	Jan. 31, 2013	Jan. 31, 2012
Property, Plant and Equipment [Line Items]
Vehicles	$ 8,809	$ 8,809
Less: accumulated depreciation	(2,705)	(944)
Property and equipment, net	$ 6,104	$ 7,865